Document And Entity Information	12 Months Ended
Dec. 31, 2022
Document Information Line Items
Entity Registrant Name	SIYATA MOBILE INC.
Document Type	F-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO.1
Entity Central Index Key	0001649009
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	7404 King George Blvd
Entity Address, Address Line Two	Suite 200
Entity Address, Address Line Three	King’s Cross
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V3W 1N6
Entity Address, Country	CA
City Area Code	514
Local Phone Number	500-1181
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	(800)
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.
Entity Address, City or Town	New York